PARENT COMPANY FINANCIAL STATEMENTS (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Expenses
Interest expense									$ 3,755,566	$ 3,455,771	$ 3,715,640
Other expenses									27,214,706	27,202,790	25,686,008
Income before income taxes and equity in undistributed income of subsidiary									7,968,401	6,680,871	8,651,235
Applicable income tax benefits									(897,683)	(858,997)	(1,643,673)
Net income	1,675,000	1,720,000	1,904,000	1,772,000	961,000	1,367,000	1,785,000	1,709,000	7,070,718	5,821,874	7,007,562
Other comprehensive income (loss), net of tax:
Unrealized holding gains (losses) for the period, net of tax									6,554,737	(8,770,910)
Reclassification of realized amount									(637,550)	(638,520)
Net current period other comprehensive income									5,917,187	(9,409,430)
Comprehensive Income (Loss)									12,987,905	(3,587,556)	7,521,075
Parent Company
Income
Dividends from subsidiary									4,100,000	3,800,000	4,200,000
Total income									4,100,000	3,800,000	4,200,000
Expenses
Interest expense									230,000	238,000	277,000
Other expenses									385,000	123,000	112,000
Total expenses									615,000	361,000	389,000
Income before income taxes and equity in undistributed income of subsidiary									3,485,000	3,439,000	3,811,000
Applicable income tax benefits									209,000	123,000	132,000
Income before equity in undistributed income of subsidiary									3,694,000	3,562,000	3,943,000
Equity in undistributed income of subsidiary									3,377,000	2,260,000	3,065,000
Net income									7,071,000	5,822,000	7,008,000
Other comprehensive income (loss), net of tax:
Unrealized holding gains (losses) for the period, net of tax									6,555,000	(8,770,000)	1,723,000
Reclassification of realized amount									(638,000)	(639,000)	(1,210,000)
Net current period other comprehensive income									5,917,000	(9,409,000)	513,000
Comprehensive Income (Loss)									$ 12,988,000	$ (3,587,000)	$ 7,521,000